FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Contingent consideration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of significant unobservable inputs for fair value measurements

The Monte Carlo simulation utilized the following unobservable inputs to determine the fair value of the Contingent Consideration as of December 31, 2019:

Year Ended
December 31, 2019
EBITDA risk adjustment	17.30%
Annual EBITDA volatility	55.00%
Risk-free rate of return	2.10%

Term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of financial liabilities at fair value on a recurring basis

	October 2, 2021		December 31, 2020
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Term loan	$234,201	$235,372	$221,496	$221,081
The following table sets forth the carrying amount and fair value of the term loan (in thousands):

	December 31,
	2019		2020
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Term loan	$223,223	$220,712	$221,496	$221,081